Consolidated Statements of Shareholders' Equity (CAD)	Capital Stock	Warrants	Contributed Surplus	Deficit	Total
Beginning Balance at Dec. 31, 2003	0	0	0	0	0
Common shares and warrants issued for cash, net of issue costs	4,377,324	1,242,323	0	0	5,619,647
Common shares and warrants issued for cash, net of issue costs (in shares)	18,844,500
Common shares and warrants issued as finders' fees	30,500	5,535	0	0	36,035
Common shares and warrants issued as finders' fees (in shares)	305,000
Common shares issued for services	45,486	0	0	0	45,486
Common shares issued for services (in shares)	144,444
Non-cash stock compensation			243,075	0	243,075
Net loss and comprehensive loss				(2,818,703)	(2,818,703)
Ending Balance at Dec. 31, 2004	5,975,810	1,322,858	243,075	(2,818,703)	4,723,040
Ending Balance (in shares) at Dec. 31, 2004	23,643,944
Common shares and warrants issued for cash, net of issue costs	11,939,277	1,685,658	0	0	13,624,935
Common shares and warrants issued for cash, net of issue costs (in shares)	14,705,208
Common shares issued for services (in shares)	1,108,475
Exercise of warrants	4,595,478	(706,497)	0	0	3,888,981
Exercise of warrants (in shares)	6,609,150
Exercise of compensation options	606,795	129,683	0	0	736,478
Exercise of compensation options (in shares)	1,040,263
Common shares issued for data acquired	13,640	0	0	0	13,640
Common shares issued for data acquired (in shares)	22,000
Common shares issued for properties	75,500	0	0	0	75,500
Common shares issued for properties (in shares)	75,000
Non-cash stock compensation	0	0	850,011	0	850,011
Net loss and comprehensive loss	0	0	0	(5,255,546)	(5,255,546)
Ending Balance at Dec. 31, 2005	23,631,825	2,431,702	1,093,086	(8,074,249)	19,082,364
Ending Balance (in shares) at Dec. 31, 2005	47,204,040
Common shares and warrants issued for cash, net of issue costs	20,730,039				20,730,039
Common shares and warrants issued for cash, net of issue costs (in shares)	9,204,727
Common shares issued for services	1,303,824				1,303,824
Common shares issued for services (in shares)	1,778,747
Exercise of stock options	206,152		(72,822)		133,330
Exercise of stock options (in shares)	106,500
Exercise of warrants	13,701,383	(2,386,098)	4,350		11,319,635
Exercise of warrants (in shares)	13,483,134
Exercise of compensation options	1,975,223		(694,436)		1,280,787
Exercise of compensation options (in shares)	1,337,904
Common shares issued for properties	990,000				990,000
Common shares issued for properties (in shares)	360,000
Non-cash stock compensation	0		2,348,163	0	2,348,163
Net loss and comprehensive loss				(12,610,571)	(12,610,571)
Ending Balance at Dec. 31, 2006	62,538,446	45,604	2,678,341	(20,684,820)	44,577,571
Ending Balance (in shares) at Dec. 31, 2006	73,475,052
Common shares and warrants issued for cash, net of issue costs	77,503,307		0	0	77,503,307
Common shares and warrants issued for cash, net of issue costs (in shares)	17,431,000
Exercise of stock options	1,553,528		(542,327)	0	1,011,201
Exercise of stock options (in shares)	774,000
Exercise of warrants	229,154	(45,604)	(72,341)	0	111,209
Exercise of warrants (in shares)	156,209
Exercise of compensation options	212,139			0	212,139
Exercise of compensation options (in shares)	110,346
Common shares issued for properties	712,500		0	0	712,500
Common shares issued for properties (in shares)	225,000
Non-cash stock compensation	0		6,138,922	0	6,138,922
Net loss and comprehensive loss	0		0	(18,933,667)	(18,933,667)
Ending Balance at Dec. 31, 2007	142,749,074	0	8,202,595	(39,618,487)	111,333,182
Ending Balance (in shares) at Dec. 31, 2007	92,171,607
Common shares and warrants issued for cash, net of issue costs	1,804,686		0	0	1,804,686
Common shares and warrants issued for cash, net of issue costs (in shares)	1,000,000
Exercise of stock options	138,240		(48,240)	0	90,000
Exercise of stock options (in shares)	72,000
Non-cash stock compensation	0		4,567,204	0	4,567,204
Net loss and comprehensive loss	0		0	(17,853,585)	(17,853,585)
Ending Balance at Dec. 31, 2008	144,692,000	0	12,721,559	(57,472,072)	99,941,487
Ending Balance (in shares) at Dec. 31, 2008	93,243,607
Exercise of stock options	2,127		(734)		1,393
Exercise of stock options (in shares)	1,961
Common shares issued for properties	452,250				452,250
Common shares issued for properties (in shares)	695,000
Non-cash stock compensation	0		950,874	0	950,874
Net loss and comprehensive loss	0		0	(19,178,318)	(19,178,318)
Ending Balance at Dec. 31, 2009	145,146,377	0	13,671,699	(76,650,390)	82,167,686
Ending Balance (in shares) at Dec. 31, 2009	93,940,568
Common shares and warrants issued for cash, net of issue costs	4,700,151	0	0	0	4,700,151
Common shares and warrants issued for cash, net of issue costs (in shares)	5,000,000
Exercise of stock options	5,400,941	0	(1,881,685)	0	3,519,256
Exercise of stock options (in shares)	3,057,444				(3,057,444)
Issuance of warrants		44,271	0		44,271
Non-cash stock compensation	0	0	658,491	0	658,491
Net loss and comprehensive loss	0	0	0	(16,418,088)	(16,418,088)
Ending Balance at Dec. 31, 2010	155,247,469	44,271	12,448,505	(93,068,478)	74,671,767
Ending Balance (in shares) at Dec. 31, 2010	101,998,012
Exercise of stock options	5,165,374	0	(1,808,067)		3,357,307
Exercise of stock options (in shares)	1,677,432				(1,677,432)
Adjustment to share issue costs	(20,000)	0	0		(20,000)
Non-cash stock compensation	0	0	2,450,734	0	2,450,734
Net loss and comprehensive loss	0	0	0	(16,256,876)	(16,256,876)
Ending Balance at Dec. 31, 2011	160,432,843	44,271	13,091,172	(109,325,354)	64,242,932
Ending Balance (in shares) at Dec. 31, 2011	103,675,444
Common shares and warrants issued for cash, net of issue costs	16,244,543	0	0	0	16,244,543
Common shares and warrants issued for cash, net of issue costs (in shares)	17,250,000
Exercise of stock options	115,801	0	(40,288)	0	75,513
Exercise of stock options (in shares)	88,473				(88,473)
Redemption of vested RSUs	345,430	0	(364,299)	0	(18,869)
Redemption of vested RSUs (in shares)	120,359
Issuance of warrants	0	17,675	0	0	17,675
Non-cash stock compensation	0	0	2,409,355	0	2,409,355
Net loss and comprehensive loss	0	0	0	(12,686,441)	(12,686,441)
Ending Balance at Dec. 31, 2012	177,138,617	61,946	15,095,940	(122,011,795)	70,284,708
Ending Balance (in shares) at Dec. 31, 2012	121,134,276